Other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 33.6		$ 40.4
Derivative financial instruments	2.3	[1]	0	[1]
Total non-current liabilities	$ 35.9		$ 40.4

[1]	Derivative financial instruments consist of unrealized losses on interest rate swaps. Additional disclosure has been provided in Note25.